Related Parties Transactions and Balances (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances with Related Parties [Abstract]
Employees payable	$ 376	$ 324
Accounts payable	29	40
Total of balances with related parties	$ 405	$ 364